NATURE OF BUSINESS (Details Narrative)	Jul. 31, 2014 $ / shares shares
Number of shares held by pre-merger majority stockholder cancelled pursuant to the Split-Off Agreement | shares	23,100,000
Private Placement [Member]
Number of units of securities sold | shares	21,549,510
Sales price per unit of securities sold | $ / shares	$ 1.00
Exercise price of warrants | $ / shares	$ 2.00
Term of warrants	5 years